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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement
                                     / / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Bill & Melinda Gates Foundation
              -------------------------------
Address:      2365 Carillon Point
              -------------------
              Kirkland, WA 98033
              ------------------

Form 13F File Number: 28-10098
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         --------------
Title:   Authorized Agent
         ----------------
Phone:   (425) 889-7900
         --------------

Signature, Place, and Date of Signing:

   /s/ Michael Larson                 Kirkland, Washington       May 15, 2006
   ------------------                 --------------------       ------------
               [Signature]                [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                        ---
Form 13F Information Table Entry Total:  51
                                        ----
Form 13F Information Table Value Total: $ 3,810,450
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson

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                           FORM 13F INFORMATION TABLE
                              As of March 31, 2006

                                                                   AMOUNT AND TYPE OF
                                                                        SECURITY
                                                                   ------------------                           VOTING AUTHORITY
                              TITLE OF                    VALUE    SHARES/PRN          INVESTMENT   OTHER    -----------------------
NAME OF ISSUER                CLASS           CUSIP      (X1000)     AMOUNT    SH/PRN  DISCRETION  MANAGERS  SOLE     SHARED    NONE
----------------------------- --------------  ---------  --------  ----------  ------  ----------  --------  ----  -----------  ----
ABBOTT LABS                   COM             002824100   147,375   3,470,100    SH       OTHER       1             3,470,100
AES CORP                      COM             00130H105     8,530     500,000    SH       OTHER       1               500,000
AGL RES INC                   COM             001204106    33,573     931,300    SH       OTHER       1               931,300
AMEREN CORP                   COM             023608102    66,714   1,339,100    SH       OTHER       1             1,339,100
AMERICA MOVIL S A DEC V       SPON ADR L SHS  02364W105   102,780   3,000,000    SH       OTHER       1             3,000,000
AON CORP                      COM             037389103    41,510   1,000,000    SH       OTHER       1             1,000,000
ARCHER DANIELS MIDLAND CO     COM             039483102   129,721   3,855,000    SH       OTHER       1             3,855,000
BALLY TOTAL FITNESS HLDG CORP COM             05873K108     1,265     135,000    SH       OTHER       1               135,000
BAXTER INTL INC               COM             071813109    77,620   2,000,000    SH       OTHER       1             2,000,000
BP PLC                        SPONSORED ADR   055622104   310,230   4,500,000    SH       OTHER       1             4,500,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104    45,347     823,600    SH       OTHER       1               823,600
BUNGE LIMITED                 COM             G16962105    66,852   1,200,000    SH       OTHER       1             1,200,000
CANADIAN NATL RY CO           COM             136375102   200,174   4,420,800    SH       OTHER       1             4,420,800
CATERPILLAR INC DEL           COM             149123101    24,056     335,000    SH       OTHER       1               335,000
CBS CORP NEW                  CL B            124857202    11,990     500,000    SH       OTHER       1               500,000
CHEVRON CORP NEW              COM             166764100    29,855     515,000    SH       OTHER       1               515,000
CINERGY CORP                  COM             172474108    30,647     674,900    SH       OTHER       1               674,900
COCA COLA CO                  COM             191216100    22,400     535,000    SH       OTHER       1               535,000
COCA COLA FEMSA S A DE CV     SPON ADR REP L  191241108    88,681   2,671,100    SH       OTHER       1             2,671,100
CONSOLIDATED EDISON INC       COM             209115104    64,641   1,486,000    SH       OTHER       1             1,486,000
COSTCO WHSL CORP NEW          COM             22160K105   246,157   4,545,000    SH       OTHER       1             4,545,000
DISNEY WALT CO                COM DISNEY      254687106     2,789     100,000    SH       OTHER       1               100,000
DOMINION RES INC VA NEW       COM             25746U109    40,700     589,600    SH       OTHER       1               589,600
DUKE ENERGY CORP              COM             264399106    14,575     500,000    SH       OTHER       1               500,000
EASTMAN KODAK CO              COM             277461109     2,844     100,000    SH       OTHER       1               100,000
EXPEDITORS INTL WASH INC      COM             302130109    43,109     499,000    SH       OTHER       1               499,000
EXXON MOBIL CORP              COM             30231G102   215,140   3,535,000    SH       OTHER       1             3,535,000
FEDEX CORP                    COM             31428X106   103,679     918,000    SH       OTHER       1               918,000
FOUR SEASONS HOTEL INC        LTD VTG SH      35100E104    96,135   1,896,150    SH       OTHER       1             1,896,150
FPL GROUP INC                 COM             302571104    31,654     788,600    SH       OTHER       1               788,600
GREAT PLAINS ENERGY INC       COM             391164100    50,557   1,796,000    SH       OTHER       1             1,796,000
GREATER CHINA FD INC          COM             39167B102     2,390     135,700    SH       OTHER       1               135,700
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206   118,397   5,949,600    SH       OTHER       1             5,949,600
HOME DEPOT INC                COM             437076102    39,551     935,000    SH       OTHER       1               935,000
HOSPIRA INC                   COM             441060100    13,693     347,010    SH       OTHER       1               347,010
JOHNSON & JOHNSON             COM             478160104    61,062   1,031,100    SH       OTHER       1             1,031,100
KOREA FD                      COM             500634100    18,581     487,700    SH       OTHER       1               487,700
LILLY ELI & CO                COM             532457108    51,871     938,000    SH       OTHER       1               938,000
MERCK & CO INC                COM             589331107   223,270   6,337,500    SH       OTHER       1             6,337,500
NUVELO INC                    COM NEW         67072M301       594      33,333    SH       OTHER       1                33,333
PFIZER INC                    COM             717081103    84,496   3,390,700    SH       OTHER       1             3,390,700
REPUBLIC SVCS INC             COM             760759100    38,259     900,000    SH       OTHER       1               900,000
SCHERING PLOUGH CORP          COM             806605101   209,146  11,013,500    SH       OTHER       1            11,013,500
SCHOLASTIC CORP               COM             807066105    30,774   1,150,000    SH       OTHER       1             1,150,000
SEATTLE GENETICS INC          COM             812578102    18,169   3,521,088    SH       OTHER       1             3,521,088
SONY CORP                     ADR NEW         835699307     4,607     100,000    SH       OTHER       1               100,000
TYCO INTL LTD                 COM             902124106   121,713   4,528,000    SH       OTHER       1             4,528,000
UNIVISION COMMUNICATIONS INC  CL A            914906102     3,447     100,000    SH       OTHER       1               100,000
VIACOM INC NEW                CL B            92553P201    19,400     500,000    SH       OTHER       1               500,000
WASTE MGMT INC DEL            COM             94106L109   218,585   6,192,201    SH       OTHER       1             6,192,201
WYETH                         COM             983024100   181,145   3,733,400    SH       OTHER       1             3,733,400

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